Refund liabilities - Disclosure of development of refund liabilities (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Refund Liabilities [Abstract]
BALANCE AS AT JANUARY 1	€ 143,085	€ 254,582
Additions	612	52,012
Payments	(54,755)	(2,626)
Other releases	0	(879)
Revenue recognition	(78)	(169,242)
Interest expense capitalized	3,134	9,597
Exchange rate difference	(3,770)	(357)
BALANCE AS AT CLOSING DATE	88,229	143,085
Less non-current portion	(6,211)	(6,635)
CURRENT PORTION	€ 82,017	€ 136,450